HOTEL OPERATING COSTS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
HOTEL OPERATING COSTS [Abstract]
Rent expense	$ 113,592	707,692	571,351	444,731
Staff costs	65,267	406,623	317,374	233,169
Depreciation and amortization	50,431	314,189	241,020	178,279
Hotel supplies	21,687	135,112	97,452	63,888
Utilities	30,502	190,030	145,468	106,633
Laundry expense	11,320	70,523	51,967	35,663
Internet and telecommunication expense	6,678	41,604	30,206	23,109
Costs of souvenir, food and beverage	9,619	59,926	45,855	31,571
Other	17,304	107,809	92,567	65,884
Total hotel operating costs	$ 326,400	2,033,508	1,593,260	1,182,927